Material Partly-Owned Subsidiaries - Summary of Statements of Profit and Other Comprehensive Income (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	₽ 402,074	₽ 265,454	₽ 287,153
Cost of sales	(223,993)	(170,605)	(183,086)
Total other income and (expense), net	(13,536)	(57,550)	(15,212)
(Loss) profit before tax	89,130	(37,625)	18,988
Income tax (expense) benefit	(6,511)	(2,528)	(7,913)
(Loss) profit for the period	82,619	1,456	4,285
Total comprehensive (loss) income, net of tax	83,510	3,751	1,647
Attributable to non-controlling interests	2,049	648	1,876
Southern Kuzbass Coal Company (SKCC) and subsidiaries [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	42,820	26,664	35,059
Cost of sales	(19,073)	(21,521)	(21,667)
Total selling, distribution and operating expenses, net	(8,702)	(16,303)	(7,264)
Total other income and (expense), net	(1,350)	(16,021)	(233)
(Loss) profit before tax	13,695	(27,181)	5,895
Income tax (expense) benefit	(942)	938	(372)
(Loss) profit for the period	12,753	(26,243)	5,523
Total comprehensive (loss) income, net of tax	12,753	(26,243)	5,523
Attributable to non-controlling interests	138	(212)	79
Kuzbass Power Sales Company (KPSC) [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	24,929	24,002	24,624
Cost of sales	(12,026)	(11,546)	(12,479)
Total selling, distribution and operating expenses, net	(11,788)	(11,255)	(11,531)
Total other income and (expense), net	281	251	209
(Loss) profit before tax	1,396	1,452	823
Income tax (expense) benefit	(273)	(302)	(174)
(Loss) profit for the period	1,123	1,150	649
Total comprehensive (loss) income, net of tax	1,123	1,150	649
Attributable to non-controlling interests	313	320	182
Chelyabinsk Metallurgical Plant (CMP) [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	176,778	114,092	113,020
Cost of sales	(147,952)	(95,461)	(101,258)
Total selling, distribution and operating expenses, net	(18,236)	(12,485)	(11,406)
Total other income and (expense), net	(1,788)	(5,021)	4,173
(Loss) profit before tax	8,802	1,125	4,529
Income tax (expense) benefit	(2,250)	(373)	(551)
(Loss) profit for the period	6,552	752	3,978
Total comprehensive (loss) income, net of tax	6,552	752	3,978
Attributable to non-controlling interests	416	76	231
Beloretsk Metallurgical Plant (BMP) [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	35,436	21,673	22,061
Cost of sales	(28,231)	(18,860)	(19,263)
Total selling, distribution and operating expenses, net	(3,539)	(2,123)	(1,749)
Total other income and (expense), net	4	278	41
(Loss) profit before tax	3,670	968	1,090
Income tax (expense) benefit	(338)	(111)	(28)
(Loss) profit for the period	3,332	857	1,062
Total comprehensive (loss) income, net of tax	3,332	857	1,062
Attributable to non-controlling interests	285	73	91
Korshunov Mining Plant (KMP) [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	15,210	12,937	15,776
Cost of sales	(7,016)	(6,494)	(6,739)
Total selling, distribution and operating expenses, net	(4,356)	(4,360)	(4,439)
Total other income and (expense), net	1,912	1,417	1,831
(Loss) profit before tax	5,750	3,500	6,429
Income tax (expense) benefit	(836)	(182)	(271)
(Loss) profit for the period	4,914	3,318	6,158
Total comprehensive (loss) income, net of tax	4,914	3,318	6,158
Attributable to non-controlling interests	489	330	613
Urals Stampings Plant (USP) [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	15,011	10,219	17,231
Cost of sales	(12,657)	(8,196)	(12,330)
Total selling, distribution and operating expenses, net	(1,375)	(1,240)	(1,157)
Total other income and (expense), net	1,359	1,837	1,633
(Loss) profit before tax	2,338	2,620	5,377
Income tax (expense) benefit	(247)	81	(323)
(Loss) profit for the period	2,091	2,701	5,054
Total comprehensive (loss) income, net of tax	2,091	2,701	5,054
Attributable to non-controlling interests	209	215	315
Izhstal [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	27,785	16,755	20,208
Cost of sales	(22,719)	(15,429)	(17,631)
Total selling, distribution and operating expenses, net	(2,553)	(1,803)	919
Total other income and (expense), net	(41)	(978)	(99)
(Loss) profit before tax	2,472	(1,455)	3,397
Income tax (expense) benefit	46	(255)	97
(Loss) profit for the period	2,518	(1,710)	3,494
Total comprehensive (loss) income, net of tax	2,518	(1,710)	3,494
Attributable to non-controlling interests	₽ 252	₽ (173)	₽ 348